Employee compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Compensation Expense [Abstract]
Wages and salaries, and short-term employee benefits expense	$ 7	$ 7
Post-employment benefit expense in profit or loss	1	1
Equity-based compensation	(9)	10
Employee compensation expense	0	19
Employee Compensation Accruals [Abstract]
Employee Compensation Payable	0	0
Equity-based compensation	16	27
Employee compensation payable	$ 16	$ 27